25 East Erie Street

Chicago, Illinois 60611

1-800-560-6111

DRIEHAUS EVENT DRIVEN FUND

Ticker: *DEVDX

(the “Fund”)

SUPPLEMENT DATED MARCH 25, 2025

TO THE PROSPECTUS, SUMMARY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
FOR THE FUND DATED APRIL 30, 2024

Effective March 31, 2025, Thomas McCauley will resign from Driehaus Capital Management LLC, the Fund’s investment adviser. Accordingly, as of that date all references to Mr. McCauley and his role as portfolio manager of the Fund herein shall be removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

For more information, please call the Driehaus Mutual Funds at 1-800-560-6111